INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	December 31,
	2013	2014
Raw materials	$2,084,050	$1,362,944
Work-in-process	4,666,821	5,411,360
Finished goods	3,749,385	2,807,480

Total	$10,500,256	$9,581,784

Inventory write-down was $14,821,620, $29,905,734 and $175,568 for the years ended December 31, 2012, 2013 and 2014, respectively.